Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,687,724	$ 4,796,102
Vessel acquisitions, advances and other vessels' costs	181,239	88,506
Vessel sales, transfers and other movements	(91,679)	(196,884)
Ending Balance, Vessel Cost	4,777,284	4,687,724
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,240,927)	(1,129,241)
Depreciation	(162,750)	(165,460)
Vessel sales, transfers and other movements	13,405	53,774
Ending Balance, Accumulated Depreciation	(1,390,272)	(1,240,927)
Net Book Value [Member]
Beginning Balance, Net Book Value	3,446,797	3,666,861
Depreciation	(162,750)	(165,460)
Vessel acquisitions, advances and other vessels' costs	181,239	88,506
Vessel sales, transfers and other movements	(78,274)	(143,110)
Ending Balance, Net Book Value	$ 3,387,012	$ 3,446,797